Investments (Tables)	12 Months Ended
Jun. 30, 2019
Investments [Abstract]
Schedule of changes in investments
At June 30, 2017	101,426
Write-off of investment due to spin-off	(115,478)
Share of profit in a joint venture	14,671
Effect from currency translation adjustment	(533)
At June 30, 2018	86
Future capital contributions	49
Share of profit in a joint venture	1,102
Effect from currency translation adjustment	19
At June 30, 2019	1,256

Schedule of reconciliation with the book value of the investment
	2019	2018
Assets	2,876	3,371
Current	2,865	3,356
Cash and cash equivalents	349	333
Accounts receivable, inventories and other receivables	2,516	3,023
Noncurrent	11	15
Other noncurrent	11	15

Liabilities	365	3,200
Current	365	3,200
Trade payables, taxes and loans	365	3,200
Total net assets	2,511	171
Company's interest – 50%	50%	50%
Company's interest in net assets at estimated fair value	1,256	86

	2019	2018
Revenue	3	83
Cost of products sold	(6)	(684)
Gross revenue (expenses)	(3)	(601)
Selling expenses	(43)	(34)
Administrative expenses	(235)	(374)
Other profit/expenses	(72)	437
Finance profit	-	32,340
Finance costs	(101)	16
Loss before tax	(454)	31,784
Income and social contribution taxes	2,658	(2,443)
Loss for the year	2,204	29,341
Company's interest – 50%	1,102	14,671
Equity method	1,102	14,671